Note 5 - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 28,998	$ 28,976